GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION - Schedule of Major Customers (Details) - Revenue Benchmark - Customer Concentration Risk	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Customer A
Revenue, Major Customer
Concentration risk, percentage	14.80%	16.90%	15.60%
Customer B
Revenue, Major Customer
Concentration risk, percentage	8.40%	14.10%	12.90%